INVESTMENT MANAGERS SERIES TRUST
235 W. Galena Street
Milwaukee, Wisconsin  53212

January 30, 2015

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719
on behalf of GaveKal Knowledge Leaders Fund (the “Fund”)

The Trust is filing Post-Effective Amendment No. 602 to its Registration Statement under Rule 485(a)(2) (the “Amendment”) for the purpose of changing the following:

1.	The name of the Fund will be changed to GaveKal Knowledge Leaders Allocation Fund;
2.	The new investment objective of the Fund is to seek long-term capital appreciation with an emphasis on capital preservation;
3.	The Fund’s principal investment strategies will be changed and the Fund will invest primarily in equity securities of “Knowledge Leaders” (i.e., companies with significant intangible capital, or investments in knowledge), fixed income securities and exchange-traded fund; and
4.	The Fund’s primary benchmark will be changed from the MSCI World Index to the MSCI All Country World Index.

These changes are reflected in the attached Amendment filing.

Please direct your comments to the undersigned at (626) 914-1360.  Thank you.

Sincerely,

/s/JOY AUSILI

Joy Ausili
Secretary